Income Taxes - Schedule of Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ 5,111	$ 6,947	$ 4,713
State	587	270	307
Deferred	1,319	(2,277)	663
Income tax expense	$ 7,017	$ 4,940	$ 5,683